VANECK LOW CARBON ENERGY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 99.9%
Austria : 0.5%
Verbund AG 8,258 $ 629,077
Underline
Brazil : 4.5%
Axia Energia (ADR) † 341,825 3,855,786
Cia Energetica de Minas
Gerais (ADR) 355,087 848,658
Cia Paranaense de Energia -
Copel (ADR) † 108,521 1,295,741
6,000,185
Canada : 2.6%
Boralex, Inc. † 19,938 523,470
Brookfield Renewable Corp.
(USD) 32,183 1,281,849
Northland Power, Inc. † 62,759 1,049,618
TransAlta Corp. (USD) 50,020 655,262
3,510,199
Chile : 0.3%
Enel Americas SA 4,930,221 418,724
Underline
China : 16.3%
BYD Co. Ltd. (HKD) 635,298 8,686,476
China Everbright
Environment Group Ltd.
(HKD) 800,000 550,467
China Longyuan Power
Group Corp. Ltd. (HKD) 509,000 465,974
Contemporary Amperex
Technology Co. Ltd. (HKD) † 26,700 2,128,479
GCL Technology Holdings
Ltd. (HKD) * † 5,936,000 659,415
Li Auto, Inc. (ADR) * 152,307 2,715,634
NIO, Inc. (ADR) * 488,782 2,947,355
Xinyi Solar Holdings Ltd.
(HKD) † 1,448,000 542,764
XPeng, Inc. (ADR) * † 141,661 2,423,820
Zhejiang Leapmotor
Technology Co. Ltd. (HKD)
144A * 92,400 563,536
21,683,920
Denmark : 7.9%
Orsted AS 144A * 118,062 2,918,701
Rockwool A/S 22,404 620,327
Vestas Wind Systems A/S 229,472 6,901,816
10,440,844
Germany : 1.3%
Nordex SE * 31,996 1,728,465
Underline
Ireland : 2.2%
Kingspan Group PLC 33,529 2,858,006
Underline
Italy : 6.8%
Enel SpA 789,307 8,602,105
ERG SpA † 14,200 361,401
8,963,506
Japan : 0.8%
Horiba Ltd. 8,584 1,001,523
Underline
New Zealand : 2.1%
Contact Energy Ltd. 202,936 1,070,825
Number
of Shares Value
New Zealand (continued)
Mercury NZ Ltd. 177,322 $ 632,874
Meridian Energy Ltd. 330,122 1,049,032
2,752,731
Portugal : 0.9%
EDP Renovaveis SA * † 77,820 1,243,350
Underline
South Korea : 6.7%
Ecopro BM Co. Ltd. 12,488 1,636,084
Hanwha Solutions Corp. * 28,088 720,983
LG Energy Solution Ltd. * 7,169 1,961,231
Samsung SDI Co. Ltd. * 16,460 4,560,822
8,879,120
Spain : 8.4%
Acciona SA † 6,302 1,651,955
Iberdrola SA 418,418 9,549,072
11,201,027
Sweden : 1.3%
Nibe Industrier AB † 432,449 1,795,655
Underline
Switzerland : 0.3%
Landis+Gyr Group AG 5,905 377,018
Underline
Taiwan : 0.3%
Simplo Technology Co. Ltd. 44,000 463,065
Underline
United Kingdom : 1.3%
Drax Group PLC 66,308 780,710
Johnson Matthey PLC 35,184 885,594
1,666,304
United States : 35.4%
Bloom Energy Corp. * 45,881 6,216,417
EnerSys 7,150 1,242,098
Enphase Energy, Inc. * 24,769 936,516
First Solar, Inc. * 20,548 4,053,298
HA Sustainable
Infrastructure Capital, Inc. † 20,945 769,729
Installed Building Products,
Inc. † 3,443 912,911
Lucid Group, Inc. * † 33,465 318,921
NextEra Energy, Inc. 115,918 10,766,464
Nextpower, Inc. * 26,157 3,153,226
Ormat Technologies, Inc. † 11,651 1,303,980
Owens Corning 15,392 1,665,722
QuantumScape Corp. * † 118,973 759,048
Rivian Automotive, Inc. * † 214,774 3,232,349
Sunrun, Inc. * † 41,310 560,164
Tesla, Inc. * 26,054 9,685,574
TopBuild Corp. * † 3,952 1,388,338
46,964,755
Total Common Stocks
(Cost: $131,520,045) 132,577,474

VANECK LOW CARBON ENERGY ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
2.3%
Money Market Fund: 2.3%
(Cost: $3,051,096)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 3.66%(a) 3,051,096 $ 3,051,096
Total Investments: 102.2%
(Cost: $134,571,141) 135,628,570
Liabilities in excess of other assets: (2.2)% (2,965,483)
NET ASSETS: 100.0% $ 132,663,087
Definitions:
ADR American Depositary Receipt
HKD Hong Kong Dollar
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $21,572,681.
* Non-income producing
(a) The rate shown is the 7-day yield as of 03/31/26.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $3,482,237, or 2.6% of net assets.
The summary of inputs used to value the Fund's investments as of March 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks $ 132,577,474
Austria $ — $ 629,077 $ — $ 629,077
Brazil 6,000,185 — — 6,000,185
Canada 3,510,199 — — 3,510,199
Chile 418,724 — — 418,724
China 8,086,809 13,597,111 — 21,683,920
Denmark — 10,440,844 — 10,440,844
Germany — 1,728,465 — 1,728,465
Ireland — 2,858,006 — 2,858,006
Italy — 8,963,506 — 8,963,506
Japan — 1,001,523 — 1,001,523
New Zealand 1,070,825 1,681,906 — 2,752,731
Portugal — 1,243,350 — 1,243,350
South Korea — 8,879,120 — 8,879,120
Spain — 11,201,027 — 11,201,027
Sweden — 1,795,655 — 1,795,655
Switzerland — 377,018 — 377,018
Taiwan — 463,065 — 463,065
United Kingdom — 1,666,304 — 1,666,304
United States 46,964,755 — — 46,964,755
Money Market Fund 3,051,096 — — 3,051,096
Total Investments $ 69,102,593 $ 66,525,977 $ — $ 135,628,570